Liabilities Subject to Compromise - Summary of Prepetition Liabilities Subject to Compromise (Parenthetical) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Liabilities Subject To Compromise Textual [Abstract]
Liabilities subject to compromise difference amount	R$ 63,960,008